FINANCIAL RISK MANAGEMENT	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
FINANCIAL RISK MANAGEMENT

32. FINANCIAL RISK MANAGEMENT

This note explains the Company’s exposure to financial risks and how these risks could affect the Company’s future financial performance.

The Company’s risk management is predominantly controlled by the board. The board monitors the Company’s financial risk management policies and exposures and approves substantial financial transactions. It also reviews the effectiveness of internal controls relating to market risk, credit risk and liquidity risk.

(a) Market risk

(i) Foreign exchange risk

The Company undertakes certain transactions denominated in foreign currency and is exposed to foreign currency risk through foreign exchange rate fluctuations.

Foreign exchange rate risk arises from financial assets and financial liabilities denominated in a currency that is not the Company’s functional currency. Exposure to foreign currency risk may result in the fair value of future cash flows of a financial instrument fluctuating due to the movement in foreign exchange rates of currencies in which the Company holds financial instruments which are other than the Australian dollar (AUD) functional currency of the Company. This risk is measured using sensitivity analysis and cash flow forecasting. The cost of hedging at this time outweighs any benefits that may be obtained.

The consolidated financial statements are presented in Australian Dollar ($), which is Genetic Technologies Limited’s functional and presentational currency.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

32. FINANCIAL RISK MANAGEMENT (cont.)

Exposure

The Company’s exposure to foreign currency risk at the end of the reporting period, expressed in Australian dollar, was as follows:

	June 30, 2024					June 30, 2023
	USD	CAD	EUR	GBP	NZD	USD	CAD	EUR	GBP
	A$	A$	A$	A$	A$	A$	A$	A$	A$
Cash at Bank / on hand	492,038	38,571	129,130	124,588	39,600	1,296,082	10,766	100,369	41,858
Trade and other receivables	82,717	20,388	41,303	36,324	6,142	611,193	11,252	17,690	26,376
Trade and other payables	(559,850)	(4,557)	(262,179)	(50,810)	(3,553)	(455,167)	(3,795)	(151,327)	(31,441)

Sensitivity

As shown in the table above, the Company is primarily exposed to changes in USD/AUD exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from USD denominated financial instruments.

The Company has conducted a sensitivity analysis of its exposure to foreign currency risk. Based on the financial instruments held as at June 30, 2024, had the Australian dollar weakened/strengthened by 3.65% (2023: 3.65%) against the USD with all other variables held constant, the Company’s post-tax loss for the year would have been A$544 lower/higher (2023: A$52,988 lower/higher).

●	USD: 3.65% (2023: 3.65%)

The Company is less sensitive to movements in the AUD/USD exchange rates in 2024 than 2023 because of the reduced amount of USD denominated cash and cash equivalents. The Company’s exposure to other foreign exchange movements is not material.

(b) Credit risk

Exposure to credit risk relating to financial assets arises from the potential non-performance by counterparties of contract obligations that could lead to a financial loss to the Company.

(i) Risk management

Credit risk is managed through the maintenance of procedures (such as the utilization of systems for the approval, granting and renewal of credit limits, regular monitoring of exposures against such limits and monitoring the financial stability of significant customers and counterparties), ensuring to the extent possible that customers and counterparties to transactions are of sound credit worthiness. Such monitoring is used in assessing receivables for impairment. Credit terms are normally 30 days from the invoice date.

Risk is also minimized through investing surplus funds in financial institutions that maintain a high credit rating.

(ii) Security

For some trade receivables the Company may obtain security in the form of guarantees, deeds of undertaking or letters of credit which can be called upon if the counterparty is in default under the terms of the agreement.

(iii) Impairment of financial assets

The Company has one type of financial asset subject to the expected credit loss model:

●	trade receivables for sales of inventory

While cash and cash equivalents are also subject to the impairment requirements of IFRS 9, the identified impairment loss was immaterial.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

32. FINANCIAL RISK MANAGEMENT (cont.)

(b) Credit risk (Cont.)

(iii) Impairment of financial assets (Cont.)

Trade receivables

The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables.

To measure the expected credit losses, trade receivables assets have been grouped based on shared credit risk characteristics and the days past due.

(c) Liquidity risk

Liquidity risk arises from the possibility that the Company might encounter difficulty in settling its debts or otherwise meeting its obligations related to financial liabilities. The Company manages this risk through the following mechanisms:

●	preparing forward looking cash flow analyses in relation to its operating, investing and financing activities;
●	obtaining funding from a variety of sources;
●	maintaining a reputable credit profile;
●	managing credit risk related to financial assets;
●	investing cash and cash equivalents and deposits at call with major financial institutions; and
●	comparing the maturity profile of financial liabilities with the realization profile of financial assets.

(i) Maturities of financial liabilities

The tables below analyze the Company’s financial liabilities into relevant maturity groupings based on their contractual maturities. The amounts disclosed in the table are the contractual undiscounted cash flows.

Contractual maturities of	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contrac- tual cash flows	Carrying amount (assets)/ liabilities
financial liabilities	A$	A$	A$	A$	A$	A$	A$
At June 30, 2024
Trade and other payables	1,797,753	232,770	-	-	-	2,030,523	2,030,523
Borrowings	643,546	-	-	-	-	643,546	643,546
Lease liabilities	147,761	63,113	22,068	1,853	-	234,795	231,643
Total	2,589,060	295,883	22,068	1,853	-	2,908,864	2,905,712

Contractual maturities of	Less than 6 months	6 – 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contrac- tual cash flows	Carrying amount (assets)/ liabilities
financial liabilities	A$	A$	A$	A$	A$	A$	A$
At June 30, 2023
Trade and other payables	1,617,333	-	-	-	-	1,617,333	1,617,333
Lease liabilities	158,316	161,154	208,957	21,636	1,817	551,880	532,846
Total	1,775,649	161,154	208,957	21,636	1,817	2,169,213	2,150,179

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)

32. FINANCIAL RISK MANAGEMENT (cont.)

(d) Interest rate risk

The Company’s main interest rate risk arises in relation to its short-term deposits with various financial institutions. If rates were to decrease, the Company may generate less interest revenue from such deposits. However, given the relatively short duration of such deposits, the associate risk is relatively minimal.

The Company has a Short-Term Investment Policy which was developed to manage the Company’s surplus cash and cash equivalents. In this context, the Company adopts a prudent approach that is tailored to cash forecasts rather than seeking high returns that may compromise access to funds as and when they are required. Under the policy, the Company deposits its surplus cash in a range of deposits / securities over different time frames and with different institutions in order to diversify its portfolio and minimize risk.

On a monthly basis, Management provides the Board with a detailed list of all cash and cash equivalents, showing the periods over which the cash has been deposited, the name and credit rating of the institution holding the deposit and the interest rate at which the funds have been deposited.

At June 30, 2024, if interest rates had changed by +/- 50 basis points from the year-end rates, with all other variables held constant, the Company’s loss for the year would have been A$420.74 lower / higher (2023: A$31,083 lower / higher), as a result of higher / lower interest income from cash and cash equivalents and deposits in place.

The exposure to interest rate risks and the effective interest rates of financial assets and liabilities, both recognized and unrealized, for the Company is as follows:

		Floating rate	Fixed rate	Carrying amount	Weighted average effective rate	Average maturity Period
	Year	A$	A$	A$	%	Days
Financial assets
Cash at bank / on hand	2024	84,148	936,460	1,020,608	3.51	At call
	2023	1,516,646	6,334,551	7,851,197	4.46	At call
Bonds / deposits	2024	-	18,790	18,790	-	At call
	2023	-	17,440	17,440	-	At call
Totals	2024	1,516,646	6,351,991	7,868,637
	2023	1,516,646	6,351,991	7,868,637
Financial liabilities
Borrowings	2024	-	643,546	643,546	16%	287 days
	2023	-	-	-	-	-
Leases	2024	-	231,643	231,643	4.77%	-
	2023	-	532,846	532,846	4.77%	-
Totals	2024	-	875,189	875,189
	2023	-	532,846	532,846

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (cont.)